General and Administrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Corporate Development:
Geology And Technical Review	$ 0	$ 0	$ 21
Salaries And Remuneration	39	33	91
Sundry	0	7	0
Travel And Transportation	87	112	0
Totals	126	152	112
General And Administrative:
Accounting, Audit And Tax	90	67	61
Legal	13	38	73
Office And Sundry	156	141	152
Properties related expenses and taxes	51	0	0
Regulatory	68	71	446
Rent	59	52	46
Travel	21	34	59
Total	$ 458	$ 403	$ 837